Weighted Average Assumptions - Stock Options (Details) - Stock Options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Term	10 years	10 years
Expected Dividend Yield	1.70%	1.37%
Expected Volatility	56.31%	58.19%
Risk Free Interest Rate	2.16%	2.67%
Fair Value of Options Granted	$ 6.37	$ 6.79